Principal Accounting Policies (Narrative - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Accounts Receivable, Capitalized Software Development Cost (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Liquidity
Net loss	¥ (185,512)	$ (26,981)	¥ (767,304)	¥ (2,407,194)
Net cash used in operating activities	268,089	$ 38,992	(418,649)	(2,239,444)
Accumulated deficit	¥ (5,691,409)		(5,505,897)		$ (827,781)
Functional Currency and Foreign Currency Translation
Exchange rate	6.8755				6.8755
Unamortized amount	¥ 187,360		148,278		$ 27,250
Accumulated deficit [Member]
Liquidity
Accumulated deficit			5,505,897	4,738,593
Maximum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	9.00%	9.00%
Minimum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	6.00%	6.00%
Software [Member]
Functional Currency and Foreign Currency Translation
Cost capitalized	¥ 75,443		19,545	8,516
Amortization expense	14,699		¥ 5,729	¥ 3,768
Unamortized amount	¥ 91,684